Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 78.7%	Shares	Value
Automobiles & Components - 1.2%
Aptiv PLC (a)	12	$845
BorgWarner, Inc.	8	258
Ford Motor Co.	156	1,956
General Motors Co.	56	2,602
Tesla, Inc. (a)	119	23,548
		29,209

Banks - 2.7%
Bank of America Corp.	299	11,891
Citigroup, Inc.	76	4,823
Citizens Financial Group, Inc.	20	721
Comerica, Inc.	4	204
Fifth Third Bancorp	28	1,022
Huntington Bancshares, Inc.	56	738
JPMorgan Chase & Co.	127	25,687
KeyCorp	36	512
M&T Bank Corp.	8	1,211
PNC Financial Services Group, Inc.	16	2,488
Regions Financial Corp.	36	721
Truist Financial Corp.	52	2,020
US Bancorp	60	2,382
Wells Fargo & Co.	158	9,384
Zions Bancorp NA	4	173
		63,977

Capital Goods - 4.2%
3M Co.	20	2,044
A.O. Smith Corp.	4	327
Allegion PLC	4	473
AMETEK, Inc.	8	1,334
Axon Enterprise, Inc. (a)	4	1,177
Boeing Co. (a)	24	4,368
Builders FirstSource, Inc. (a)	4	554
Carrier Global Corp.	32	2,018
Caterpillar, Inc.	22	7,328
Cummins, Inc.	4	1,108
Deere & Co.	12	4,484
Dover Corp.	4	722
Eaton Corp. PLC	16	5,017
Emerson Electric Co.	24	2,644
Fastenal Co.	24	1,508
Fortive Corp.	12	889
GE Vernova, Inc. (a)	9	1,544
Generac Holdings, Inc. (a)	4	529
General Dynamics Corp.	8	2,321
General Electric Co.	48	7,631
Honeywell International, Inc.	28	5,979
Howmet Aerospace, Inc.	16	1,242
Hubbell, Inc.	4	1,462
IDEX Corp.	4	805
Illinois Tool Works, Inc.	12	2,843
Ingersoll Rand, Inc.	16	1,453
Johnson Controls International PLC	28	1,861
L3Harris Technologies, Inc.	8	1,797
Lockheed Martin Corp.	8	3,737
Masco Corp.	8	533
Nordson Corp.	4	928
Northrop Grumman Corp.	4	1,744
Otis Worldwide Corp.	16	1,540
PACCAR, Inc.	20	2,059
Parker-Hannifin Corp.	4	2,023
Pentair PLC	8	613
Quanta Services, Inc.	4	1,016
Rockwell Automation, Inc.	4	1,101
RTX Corp.	56	5,622
Snap-on, Inc.	4	1,046
Stanley Black & Decker, Inc.	8	639
Textron, Inc.	8	687
Trane Technologies PLC	8	2,631
TransDigm Group, Inc.	4	5,110
United Rentals, Inc.	4	2,587
Westinghouse Air Brake Technologies Corp.	8	1,264
Xylem, Inc.	8	1,085
		101,427

Commercial & Professional Services - 0.9%
Automatic Data Processing, Inc.	16	3,819
Broadridge Financial Solutions, Inc.	4	788
Cintas Corp.	4	2,801
Copart, Inc. (a)	36	1,950
Dayforce, Inc. (a)	8	397
Equifax, Inc.	4	970
Jacobs Solutions, Inc.	4	559
Leidos Holdings, Inc.	4	583
Paychex, Inc.	12	1,423
Republic Services, Inc.	8	1,555
Robert Half, Inc.	4	256
Rollins, Inc.	12	585
Veralto Corp.	8	764
Verisk Analytics, Inc.	4	1,078
Waste Management, Inc.	16	3,413
		20,941

Consumer Discretionary Distribution & Retail - 4.9%
Amazon.com, Inc. (a)	416	80,392
Bath & Body Works, Inc.	8	313
Best Buy Co., Inc.	8	674
CarMax, Inc. (a)	8	587
eBay, Inc.	20	1,074
Etsy, Inc. (a)	4	236
Genuine Parts Co.	4	553
Home Depot, Inc.	44	15,147
LKQ Corp.	12	499
Lowe's Cos., Inc.	24	5,291
O'Reilly Automotive, Inc. (a)	4	4,224
Ross Stores, Inc.	12	1,744
TJX Cos., Inc.	44	4,844
Tractor Supply Co.	4	1,080
		116,658

Consumer Durables & Apparel - 0.5%
DR Horton, Inc.	12	1,691
Garmin Ltd.	8	1,303
Hasbro, Inc.	4	234
Lennar Corp. - Class A	8	1,199
Lululemon Athletica, Inc. (a)	4	1,195
Mohawk Industries, Inc. (a)	4	454
NIKE, Inc. - Class B	48	3,618
PulteGroup, Inc.	8	881
Tapestry, Inc.	8	342
VF Corp.	12	162
Whirlpool Corp.	4	409
		11,488

Consumer Services - 1.1%
Airbnb, Inc. - Class A (a)	16	2,426
Caesars Entertainment, Inc. (a)	8	318
Carnival Corp. (a)	40	749
Darden Restaurants, Inc.	4	605
Expedia Group, Inc. (a)	4	504
Hilton Worldwide Holdings, Inc.	12	2,618
Las Vegas Sands Corp.	16	708
Marriott International, Inc. - Class A	8	1,934
McDonald's Corp.	31	7,900
MGM Resorts International (a)	12	533
Norwegian Cruise Line Holdings Ltd. (a)	16	301
Royal Caribbean Cruises Ltd. (a)	8	1,276
Starbucks Corp.	44	3,425
Wynn Resorts Ltd.	4	358
Yum! Brands, Inc.	12	1,590
		25,245

Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	18	15,300
Dollar General Corp.	8	1,058
Dollar Tree, Inc. (a)	8	854
Kroger Co.	28	1,398
Sysco Corp.	20	1,428
Target Corp.	20	2,961
Walgreens Boots Alliance, Inc.	28	339
Walmart, Inc.	185	12,526
		35,864

Energy - 2.9%
APA Corp.	12	353
Baker Hughes Co.	40	1,407
Chevron Corp.	75	11,730
ConocoPhillips	48	5,490
Coterra Energy, Inc.	28	747
Devon Energy Corp.	24	1,138
Diamondback Energy, Inc.	8	1,602
EOG Resources, Inc.	24	3,021
EQT Corp.	16	592
Exxon Mobil Corp.	194	22,333
Halliburton Co.	36	1,216
Hess Corp.	12	1,770
Kinder Morgan, Inc.	76	1,510
Marathon Oil Corp.	24	688
Marathon Petroleum Corp.	16	2,776
Occidental Petroleum Corp.	28	1,765
ONEOK, Inc.	24	1,957
Phillips 66	16	2,259
Schlumberger NV	56	2,642
Targa Resources Corp.	8	1,030
Valero Energy Corp.	12	1,881
Williams Cos., Inc.	48	2,040
		69,947

Financial Services - 5.6%
American Express Co.	24	5,557
Ameriprise Financial, Inc.	4	1,709
Bank of New York Mellon Corp.	32	1,917
Berkshire Hathaway, Inc. - Class B (a)	79	32,137
BlackRock, Inc.	4	3,149
Blackstone, Inc.	28	3,466
Capital One Financial Corp.	16	2,215
Cboe Global Markets, Inc.	4	680
Charles Schwab Corp.	60	4,421
CME Group, Inc.	16	3,146
Corpay, Inc. (a)	4	1,066
Discover Financial Services	8	1,047
Fidelity National Information Services, Inc.	24	1,809
Fiserv, Inc. (a)	24	3,577
Franklin Resources, Inc.	12	268
Global Payments, Inc.	12	1,160
Goldman Sachs Group, Inc.	12	5,428
Intercontinental Exchange, Inc.	24	3,285
Invesco Ltd.	16	239
Jack Henry & Associates, Inc.	4	664
Mastercard, Inc. - Class A	35	15,441
Moody's Corp.	8	3,367
Morgan Stanley	48	4,665
MSCI, Inc.	4	1,927
Nasdaq, Inc.	12	723
Northern Trust Corp.	8	672
PayPal Holdings, Inc. (a)	44	2,553
Raymond James Financial, Inc.	8	989
S&P Global, Inc.	12	5,352
State Street Corp.	12	888
Synchrony Financial	16	755
T Rowe Price Group, Inc.	8	923
Visa, Inc. - Class A	70	18,373
		133,568

Food, Beverage & Tobacco - 2.0%
Altria Group, Inc.	68	3,097
Archer-Daniels-Midland Co.	20	1,209
Brown-Forman Corp. - Class B	8	345
Bunge Global SA	4	427
Campbell Soup Co.	8	362
Coca-Cola Co.	167	10,630
Conagra Brands, Inc.	20	568
Constellation Brands, Inc. - Class A	8	2,058
General Mills, Inc.	24	1,518
Hershey Co.	4	735
Hormel Foods Corp.	12	366
J M Smucker Co.	4	436
Kellanova	12	692
Keurig Dr Pepper, Inc.	40	1,336
Kraft Heinz Co.	32	1,031
Lamb Weston Holdings, Inc.	4	336
McCormick & Co., Inc.	8	568
Molson Coors Beverage Co. - Class B	8	407
Mondelez International, Inc. - Class A	52	3,403
Monster Beverage Corp. (a)	28	1,399
PepsiCo, Inc.	61	10,061
Philip Morris International, Inc.	60	6,080
Tyson Foods, Inc. - Class A	12	686
		47,750

Health Care Equipment & Services - 3.7%
Abbott Laboratories	75	7,793
Align Technology, Inc. (a)	4	966
Baxter International, Inc.	20	669
Becton Dickinson & Co.	12	2,804
Boston Scientific Corp. (a)	56	4,313
Cardinal Health, Inc.	8	787
Cencora, Inc.	8	1,802
Centene Corp. (a)	20	1,326
Cigna Group	12	3,967
CVS Health Corp.	52	3,071
DaVita, Inc. (a)	4	554
DENTSPLY SIRONA, Inc.	8	199
Dexcom, Inc. (a)	16	1,814
Edwards Lifesciences Corp. (a)	24	2,217
Elevance Health, Inc.	8	4,335
GE HealthCare Technologies, Inc.	16	1,247
HCA Healthcare, Inc.	8	2,570
Henry Schein, Inc. (a)	4	256
Hologic, Inc. (a)	8	594
Humana, Inc.	4	1,495
IDEXX Laboratories, Inc. (a)	4	1,949
Insulet Corp. (a)	4	807
Intuitive Surgical, Inc. (a)	12	5,338
Labcorp Holdings, Inc.	4	814
McKesson Corp.	4	2,336
Medtronic PLC	52	4,093
Molina Healthcare, Inc. (a)	4	1,189
Quest Diagnostics, Inc.	4	548
ResMed, Inc.	4	766
Solventum Corp. (a)	4	212
STERIS PLC	4	878
Stryker Corp.	12	4,083
UnitedHealth Group, Inc.	40	20,370
Universal Health Services, Inc. - Class B	4	740
Zimmer Biomet Holdings, Inc.	8	868
		87,770

Household & Personal Products - 1.0%
Church & Dwight Co., Inc.	8	830
Clorox Co.	4	546
Colgate-Palmolive Co.	32	3,105
Estee Lauder Cos., Inc. - Class A	8	851
Kenvue, Inc.	68	1,236
Kimberly-Clark Corp.	12	1,658
Procter & Gamble Co.	101	16,657
		24,883

Insurance - 1.5%
Aflac, Inc.	20	1,786
Allstate Corp.	12	1,916
American International Group, Inc.	28	2,079
Aon PLC - Class A	8	2,349
Arch Capital Group Ltd. (a)	16	1,614
Arthur J Gallagher & Co.	8	2,074
Assurant, Inc.	4	665
Brown & Brown, Inc.	8	715
Chubb Ltd.	16	4,081
Cincinnati Financial Corp.	8	945
Globe Life, Inc.	4	329
Hartford Financial Services Group, Inc.	12	1,206
Loews Corp.	8	598
Marsh & McLennan Cos., Inc.	20	4,214
MetLife, Inc.	24	1,685
Principal Financial Group, Inc.	8	628
Progressive Corp.	24	4,985
Prudential Financial, Inc.	16	1,875
Travelers Cos., Inc.	8	1,627
W R Berkley Corp.	8	629
Willis Towers Watson PLC	4	1,049
		37,049

Materials - 1.7%
Air Products and Chemicals, Inc.	8	2,064
Albemarle Corp.	4	382
Amcor PLC	56	548
Avery Dennison Corp.	4	875
Ball Corp.	12	720
Celanese Corp.	4	540
CF Industries Holdings, Inc.	8	593
Corteva, Inc.	28	1,510
Dow, Inc.	28	1,485
DuPont de Nemours, Inc.	16	1,288
Eastman Chemical Co.	4	392
Ecolab, Inc.	12	2,856
FMC Corp.	4	230
Freeport-McMoRan, Inc.	56	2,722
International Flavors & Fragrances, Inc.	12	1,142
International Paper Co.	12	518
Linde PLC	22	9,654
LyondellBasell Industries NV - Class A	12	1,148
Martin Marietta Materials, Inc.	4	2,167
Mosaic Co.	12	347
Newmont Corp.	44	1,842
Nucor Corp.	8	1,265
Packaging Corp. of America	4	730
PPG Industries, Inc.	8	1,007
Sherwin-Williams Co.	8	2,387
Steel Dynamics, Inc.	8	1,036
Vulcan Materials Co.	4	995
Westrock Co.	12	603
		41,046

Media & Entertainment - 7.3%
Alphabet, Inc. - Class A	268	48,816
Alphabet, Inc. - Class C	215	39,435
Charter Communications, Inc. - Class A (a)	4	1,196
Comcast Corp. - Class A	175	6,853
Electronic Arts, Inc.	8	1,115
Fox Corp. - Class A	8	275
Fox Corp. - Class B	4	128
Interpublic Group of Cos., Inc.	16	465
Live Nation Entertainment, Inc. (a)	4	375
Match Group, Inc. (a)	12	364
Meta Platforms, Inc. - Class A	102	51,430
Netflix, Inc. (a)	18	12,148
News Corp. - Class A	16	441
News Corp. - Class B	4	114
Omnicom Group, Inc.	8	718
Paramount Global - Class B	20	208
Take-Two Interactive Software, Inc. (a)	8	1,244
Walt Disney Co.	79	7,844
Warner Bros Discovery, Inc. (a)	88	655
		173,824

Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
AbbVie, Inc.	75	12,864
Agilent Technologies, Inc.	12	1,556
Amgen, Inc.	20	6,249
Biogen, Inc. (a)	4	927
Bio-Techne Corp.	8	573
Bristol-Myers Squibb Co.	80	3,322
Catalent, Inc. (a)	8	450
Charles River Laboratories International, Inc. (a)	4	826
Danaher Corp.	27	6,746
Eli Lilly & Co.	35	31,688
Gilead Sciences, Inc.	48	3,293
GRAIL, Inc. (a)	1	21
Illumina, Inc. (a)	8	835
Incyte Corp. (a)	8	485
IQVIA Holdings, Inc. (a)	8	1,692
Johnson & Johnson	105	15,347
Merck & Co., Inc.	110	13,618
Moderna, Inc. (a)	12	1,425
Pfizer, Inc.	224	6,268
Regeneron Pharmaceuticals, Inc. (a)	4	4,204
Revvity, Inc.	4	419
Thermo Fisher Scientific, Inc.	18	9,954
Vertex Pharmaceuticals, Inc. (a)	12	5,625
Viatris, Inc.	48	510
Waters Corp. (a)	4	1,160
West Pharmaceutical Services, Inc.	4	1,318
Zoetis, Inc.	20	3,467
		134,842

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	12	1,070
CoStar Group, Inc. (a)	16	1,186
		2,256

Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	70	11,355
Analog Devices, Inc.	20	4,565
Applied Materials, Inc.	35	8,260
Broadcom, Inc.	18	28,900
Enphase Energy, Inc. (a)	4	399
First Solar, Inc. (a)	4	902
Intel Corp.	185	5,729
KLA Corp.	4	3,298
Lam Research Corp.	4	4,259
Microchip Technology, Inc.	20	1,830
Micron Technology, Inc.	44	5,787
NVIDIA Corp.	1,120	138,365
NXP Semiconductors NV	12	3,229
ON Semiconductor Corp. (a)	16	1,097
Qorvo, Inc. (a)	4	464
QUALCOMM, Inc.	48	9,561
Skyworks Solutions, Inc.	8	853
Teradyne, Inc.	8	1,186
Texas Instruments, Inc.	36	7,003
		237,042

Software & Services - 9.9%
Accenture PLC - Class A	26	7,889
Adobe, Inc. (a)	18	10,000
Akamai Technologies, Inc. (a)	4	360
ANSYS, Inc. (a)	4	1,286
Autodesk, Inc. (a)	8	1,980
Cadence Design Systems, Inc. (a)	12	3,693
Cognizant Technology Solutions Corp. - Class A	20	1,360
EPAM Systems, Inc. (a)	4	752
Fortinet, Inc. (a)	24	1,446
Gartner, Inc. (a)	4	1,796
Gen Digital, Inc.	24	600
International Business Machines Corp.	40	6,918
Intuit, Inc.	13	8,544
Microsoft Corp.	337	150,622
Oracle Corp.	70	9,884
Palo Alto Networks, Inc. (a)	12	4,068
PTC, Inc. (a)	4	727
Roper Technologies, Inc.	4	2,255
Salesforce, Inc.	44	11,312
ServiceNow, Inc. (a)	9	7,080
Synopsys, Inc. (a)	8	4,760
VeriSign, Inc. (a)	4	711
		238,043

Technology Hardware & Equipment - 7.1%
Amphenol Corp. - Class A	48	3,234
Apple, Inc.	666	140,273
Arista Networks, Inc. (a)	8	2,804
CDW Corp.	4	895
Cisco Systems, Inc.	176	8,362
Corning, Inc.	32	1,243
F5, Inc. (a)	4	689
Hewlett Packard Enterprise Co.	52	1,101
HP, Inc.	36	1,261
Jabil, Inc.	4	435
Juniper Networks, Inc.	12	438
Keysight Technologies, Inc. (a)	8	1,094
Motorola Solutions, Inc.	8	3,088
NetApp, Inc.	8	1,030
Seagate Technology Holdings PLC	8	826
TE Connectivity Ltd.	12	1,805
Trimble, Inc. (a)	8	447
Western Digital Corp. (a)	12	909
Zebra Technologies Corp. - Class A (a)	4	1,236
		171,170

Telecommunication Services - 0.7%
AT&T, Inc.	284	5,427
T-Mobile US, Inc.	20	3,524
Verizon Communications, Inc.	184	7,588
		16,539

Transportation - 1.1%
American Airlines Group, Inc. (a)	24	272
CH Robinson Worldwide, Inc.	4	352
CSX Corp.	80	2,676
Delta Air Lines, Inc.	24	1,139
Expeditors International of Washington, Inc.	4	499
FedEx Corp.	8	2,399
JB Hunt Transport Services, Inc.	4	640
Norfolk Southern Corp.	8	1,717
Old Dominion Freight Line, Inc.	8	1,413
Southwest Airlines Co.	24	687
Uber Technologies, Inc. (a)	80	5,814
Union Pacific Corp.	24	5,430
United Airlines Holdings, Inc. (a)	12	584
United Parcel Service, Inc. - Class B	28	3,832
		27,454

Utilities - 1.6%
AES Corp.	28	492
Alliant Energy Corp.	12	611
Ameren Corp.	12	853
American Electric Power Co., Inc.	20	1,755
American Water Works Co., Inc.	8	1,033
Atmos Energy Corp.	4	467
CenterPoint Energy, Inc.	24	744
CMS Energy Corp.	12	714
Consolidated Edison, Inc.	12	1,073
Constellation Energy Corp.	12	2,403
Dominion Energy, Inc.	32	1,568
DTE Energy Co.	8	888
Duke Energy Corp.	32	3,207
Edison International	16	1,149
Entergy Corp.	8	856
Evergy, Inc.	8	424
Eversource Energy	12	681
Exelon Corp.	40	1,384
FirstEnergy Corp.	20	765
NextEra Energy, Inc.	80	5,665
NiSource, Inc.	16	461
NRG Energy, Inc.	8	623
PG&E Corp.	84	1,467
Pinnacle West Capital Corp.	4	306
PPL Corp.	28	774
Public Service Enterprise Group, Inc.	20	1,474
Sempra	24	1,825
Southern Co.	44	3,413
WEC Energy Group, Inc.	12	942
Xcel Energy, Inc.	20	1,068
		39,085
TOTAL COMMON STOCKS (Cost $1,715,335)		1,887,077

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Alexandria Real Estate Equities, Inc.	8	936
American Tower Corp.	20	3,888
AvalonBay Communities, Inc.	4	828
Boston Properties, Inc.	4	246
Camden Property Trust	4	437
Crown Castle, Inc.	16	1,563
Digital Realty Trust, Inc.	12	1,825
Equinix, Inc.	4	3,026
Equity Residential	12	832
Essex Property Trust, Inc.	4	1,089
Extra Space Storage, Inc.	8	1,243
Federal Realty Investment Trust	4	404
Healthpeak Properties, Inc.	20	392
Host Hotels & Resorts, Inc.	28	503
Invitation Homes, Inc.	24	861
Iron Mountain, Inc.	12	1,075
Kimco Realty Corp.	24	467
Mid-America Apartment Communities, Inc.	4	570
Prologis, Inc.	36	4,043
Public Storage	8	2,301
Realty Income Corp.	28	1,479
Regency Centers Corp.	8	498
SBA Communications Corp.	4	785
Simon Property Group, Inc.	12	1,822
UDR, Inc.	12	494
Ventas, Inc.	16	820
VICI Properties, Inc.	40	1,146
Welltower, Inc.	20	2,085
Weyerhaeuser Co.	28	795
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,755)		36,453

TOTAL INVESTMENTS - 80.2% (Cost $1,752,090)		$1,923,530
Money Market Deposit Account – 0.0% (b)		34
Other Assets in Excess of Liabilities - 19.8%		473,409
TOTAL NET ASSETS - 100.0%		$2,396,973

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.17%.

The Global Industry Classification System (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services LLC (“S&P”).  GICS is a service trademark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Open Futures Contracts

Description	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE / UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
CME Micro Bitcoin Futures July 26, 2024	11	$66,358	$(5,866)
CME Bitcoin Futures July 26, 2024	2	603,250	(53,053)
TOTAL FUTURE CONTRACTS PURCHASED		$669,608	$(58,919)

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2024

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$1,887,077	$–	$–	$1,887,077
Real Estate Investment Trusts	36,453	–	–	36,453
Total	$1,923,530	$–	$–	$1,923,530
Other Financial Instruments**
Unrealized depreciation on futures contracts	$(58,919)	$–	$–	$(58,919)
Total	$(58,919)	$–	$–	$(58,919)

* See Consolidated Schedule of Investments for sector classifications.
** Other financial instruments are derivatives, such as futures. These instruments represent the net unrealized appreciation (depreciation) on the instrument.

Refer to the Schedule of Investments for additional information.